Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000038737 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.43%)
C000038737 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.25%
C000038737 | Communications
Holdings [Line Items]
Percent of Net Asset Value	19.04%
C000038737 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.25%
C000038737 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.95%
C000038737 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.36%
C000038737 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000038737 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000038737 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038737 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000038737 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038737 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.62%
C000038737 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000038740 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.43%)
C000038740 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.25%
C000038740 | Communications
Holdings [Line Items]
Percent of Net Asset Value	19.04%
C000038740 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.25%
C000038740 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.95%
C000038740 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.36%
C000038740 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000038740 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000038740 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038740 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000038740 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038740 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.62%
C000038740 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000085760 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.43%)
C000085760 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.25%
C000085760 | Communications
Holdings [Line Items]
Percent of Net Asset Value	19.04%
C000085760 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.25%
C000085760 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.95%
C000085760 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.36%
C000085760 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000085760 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000085760 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085760 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000085760 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000085760 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.62%
C000085760 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000085762 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.43%)
C000085762 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.25%
C000085762 | Communications
Holdings [Line Items]
Percent of Net Asset Value	19.04%
C000085762 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.25%
C000085762 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.95%
C000085762 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.36%
C000085762 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.61%
C000085762 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000085762 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085762 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000085762 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000085762 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.62%
C000085762 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000063423 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063423 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.61%
C000063423 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000063423 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.22%
C000063423 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000063423 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063424 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063424 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.61%
C000063424 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000063424 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.22%
C000063424 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000063424 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063426 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063426 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.61%
C000063426 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000063426 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.22%
C000063426 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000063426 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019747 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019747 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.86%
C000019747 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.69%
C000019747 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.09%
C000019747 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000019747 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019746 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019746 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.86%
C000019746 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.69%
C000019746 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.09%
C000019746 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000019746 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019745 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019745 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.86%
C000019745 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.69%
C000019745 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.09%
C000019745 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000019745 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019742 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019742 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.86%
C000019742 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.69%
C000019742 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.09%
C000019742 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000019742 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019743 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019743 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.86%
C000019743 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.69%
C000019743 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.09%
C000019743 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000019743 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063429 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063429 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	51.12%
C000063429 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.23%
C000063429 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.28%
C000063429 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000063429 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063431 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063431 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	51.12%
C000063431 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.23%
C000063431 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.28%
C000063431 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000063431 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063433 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063433 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	51.12%
C000063433 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.23%
C000063433 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.28%
C000063433 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000063433 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019756 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019756 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.28%
C000019756 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	39.14%
C000019756 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.12%
C000019756 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000019756 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019755 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019755 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.28%
C000019755 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	39.14%
C000019755 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.12%
C000019755 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000019755 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019754 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019754 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.28%
C000019754 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	39.14%
C000019754 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.12%
C000019754 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000019754 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019751 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019751 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.28%
C000019751 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	39.14%
C000019751 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.12%
C000019751 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000019751 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019752 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019752 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.28%
C000019752 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	39.14%
C000019752 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.12%
C000019752 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000019752 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063439 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063439 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.67%
C000063439 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	45.41%
C000063439 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.93%
C000063439 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063435 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063435 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.67%
C000063435 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	45.41%
C000063435 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.93%
C000063435 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063437 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063437 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.67%
C000063437 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	45.41%
C000063437 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.93%
C000063437 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019765 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019765 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	22.34%
C000019765 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.03%
C000019765 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.64%
C000019765 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019764 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019764 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	22.34%
C000019764 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.03%
C000019764 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.64%
C000019764 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019763 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019763 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	22.34%
C000019763 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.03%
C000019763 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.64%
C000019763 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019760 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019760 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	22.34%
C000019760 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.03%
C000019760 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.64%
C000019760 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019761 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019761 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	22.34%
C000019761 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.03%
C000019761 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.64%
C000019761 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063445 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063445 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	13.05%
C000063445 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	59.29%
C000063445 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.67%
C000063445 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063441 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063441 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	13.05%
C000063441 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	59.29%
C000063441 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.67%
C000063441 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063443 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063443 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	13.05%
C000063443 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	59.29%
C000063443 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.67%
C000063443 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019775 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019775 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.32%
C000019775 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	64.49%
C000019775 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000019775 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019774 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019774 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.32%
C000019774 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	64.49%
C000019774 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000019774 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019773 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019773 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.32%
C000019773 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	64.49%
C000019773 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000019773 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019770 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019770 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.32%
C000019770 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	64.49%
C000019770 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000019770 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019771 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019771 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.32%
C000019771 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	64.49%
C000019771 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000019771 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063451 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063451 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000063451 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.06%
C000063451 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.93%
C000063451 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063447 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063447 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000063447 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.06%
C000063447 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.93%
C000063447 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063449 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063449 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000063449 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.06%
C000063449 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.93%
C000063449 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000123721 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000123721 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000123721 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.07%
C000123721 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.92%
C000123721 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000123727 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000123727 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000123727 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.07%
C000123727 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.92%
C000123727 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000123724 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000123724 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000123724 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.07%
C000123724 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.92%
C000123724 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000123726 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000123726 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000123726 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.07%
C000123726 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.92%
C000123726 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000193001 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000193001 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000193001 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.09%
C000193001 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.89%
C000193001 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000193004 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000193004 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000193004 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.09%
C000193004 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.89%
C000193004 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000193006 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000193006 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000193006 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.09%
C000193006 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.89%
C000193006 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000241180 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000241180 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000241180 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.17%
C000241180 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.76%
C000241180 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000241176 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000241176 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000241176 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.17%
C000241176 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.76%
C000241176 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000241179 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000241179 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000241179 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.17%
C000241179 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.76%
C000241179 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000241178 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000241178 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000241178 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.17%
C000241178 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.76%
C000241178 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000199318 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000199318 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000199318 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.91%
C000199318 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.08%
C000199318 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000199318 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000145311 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000145311 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000145311 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.91%
C000145311 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.08%
C000145311 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000145311 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000159887 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000159887 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000159887 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.91%
C000159887 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.08%
C000159887 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000159887 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000199319 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199319 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.78%
C000199319 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000199319 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.02%
C000199319 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000199319 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145314 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145314 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.78%
C000145314 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000145314 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.02%
C000145314 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000145314 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159888 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159888 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.78%
C000159888 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000159888 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.02%
C000159888 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000159888 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199320 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199320 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	51.05%
C000199320 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.37%
C000199320 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.17%
C000199320 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000199320 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145317 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145317 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	51.05%
C000145317 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.37%
C000145317 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.17%
C000145317 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000145317 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159889 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159889 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	51.05%
C000159889 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.37%
C000159889 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.17%
C000159889 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000159889 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199321 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199321 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000199321 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	39.35%
C000199321 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.99%
C000199321 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000199321 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145320 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145320 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000145320 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	39.35%
C000145320 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.99%
C000145320 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000145320 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159890 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159890 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000159890 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	39.35%
C000159890 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.99%
C000159890 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000159890 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199322 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199322 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000199322 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	45.61%
C000199322 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000199322 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145323 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145323 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000145323 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	45.61%
C000145323 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000145323 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159891 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159891 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000159891 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	45.61%
C000159891 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000159891 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199323 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199323 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	22.28%
C000199323 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.26%
C000199323 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.47%
C000199323 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145326 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145326 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	22.28%
C000145326 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.26%
C000145326 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.47%
C000145326 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159892 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159892 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	22.28%
C000159892 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.26%
C000159892 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.47%
C000159892 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199324 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199324 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	13.01%
C000199324 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	59.49%
C000199324 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.51%
C000199324 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145329 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145329 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	13.01%
C000145329 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	59.49%
C000145329 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.51%
C000145329 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159893 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159893 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	13.01%
C000159893 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	59.49%
C000159893 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.51%
C000159893 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199325 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199325 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000199325 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000199325 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.01%
C000199325 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145332 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145332 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000145332 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000145332 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.01%
C000145332 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159894 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159894 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000159894 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000159894 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.01%
C000159894 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199316 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000199316 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000199316 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.25%
C000199316 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.75%
C000199316 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000145305 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000145305 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000145305 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.25%
C000145305 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.75%
C000145305 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000159885 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000159885 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000159885 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.25%
C000159885 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.75%
C000159885 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000199317 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000199317 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000199317 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.26%
C000199317 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.73%
C000199317 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000145308 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000145308 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000145308 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.26%
C000145308 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.73%
C000145308 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000159886 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000159886 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000159886 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.26%
C000159886 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.73%
C000159886 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000199326 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000199326 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000199326 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.31%
C000199326 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.69%
C000199326 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000193007 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000193007 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000193007 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.31%
C000193007 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.69%
C000193007 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000193008 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000193008 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000193008 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.31%
C000193008 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.69%
C000193008 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000241172 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
C000241172 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000241172 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.44%
C000241172 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.51%
C000241172 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.06%
C000241174 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
C000241174 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000241174 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.44%
C000241174 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.51%
C000241174 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.06%
C000241173 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
C000241173 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000241173 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	66.44%
C000241173 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.51%
C000241173 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.06%
C000199315 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000199315 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.56%
C000199315 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000199315 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.12%
C000199315 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000199315 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000145302 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000145302 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.56%
C000145302 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000145302 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.12%
C000145302 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000145302 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000159884 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000159884 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.56%
C000159884 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000159884 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.12%
C000159884 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000159884 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000019784 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019784 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.63%
C000019784 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.79%
C000019784 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.19%
C000019784 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000019784 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019783 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019783 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.63%
C000019783 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.79%
C000019783 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.19%
C000019783 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000019783 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019782 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019782 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.63%
C000019782 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.79%
C000019782 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.19%
C000019782 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000019782 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019779 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019779 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.63%
C000019779 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.79%
C000019779 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.19%
C000019779 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000019779 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019780 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019780 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.63%
C000019780 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.79%
C000019780 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.19%
C000019780 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000019780 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%